Prepaid Expenses	12 Months Ended
Dec. 31, 2019
Disclosure of Prepaid Expenses [Abstract]
Prepaid Expenses	NOTE 4 – Prepaid Expenses

	December 31, 2019	December 31, 2018
	$	$
Prepaid expenses	416,080	468,600
Deposits	20,281	21,302

	436,361	489,902